Operating lease liabilities (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease liabilities
Future lease payments for short-term operating leases that are not capitalized as right-of-use assets	¥ 14,122
Operating lease expenses	187,881	¥ 172,727	¥ 141,993
Short-term leases not capitalized as right-of-use assets	49,413
Expected lease payments	¥ 600,246
Lease of new building
Operating lease liabilities
Term of lease	6 years
Expected lease payments	¥ 261,637